Operating Leases - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Operating lease cost	$ 585,683	$ 212,480	$ 214,959
Short-term lease costs
Total lease cost	585,683	212,480	214,959
Operating cash flow from operating leases	$ 525,993	$ 240,000	$ 42,484
Weighted-average remaining lease term	4 years 8 months 26 days	4 years	4 years
Weighted-average discount rate	4.75%	3.50%	3.75%
Operating lease right-of-use assets from continuing operations	$ 2,175,456
Operating lease right-of-use assets from discontinued operations of Far Lings and Bolings		571,168
Total lease right-of-use assets	2,175,456	571,168
Operating lease liabilities from continuing operations, current	486,121
Operating lease liabilities from continuing operations, non-current	1,738,371
Operating lease liabilities from discontinued operations, current		219,917
Operating lease liabilities from discontinued operations, non-current		463,196
Total operating lease liabilities	$ 2,224,492	$ 683,113